UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:       312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:      10/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Fund (JFR)
October 31, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity (2)	Ratings (3)	Value
	Long-Term Investments – 137.8% (96.2% of Total Investments)
	Variable Rate Senior Loan Interests – 111.7% (78.0% of Total Investments) (4)
	Aerospace & Defense – 0.4% (0.3% of Total Investments)
$ 357	Beechcraft Holdings LLC, Exit Term Loan B	5.750%	2/15/20	BB-	$ 361,012
2,481	Sequa Corporation, Term Loan B	5.250%	6/19/17	B1	2,505,675
2,838	Total Aerospace & Defense				2,866,687
	Airlines – 3.0% (2.1% of Total Investments)
4,489	American Airlines, Inc., Exit Term Loan	4.750%	6/27/19	Baa2	4,525,221
9,920	Delta Air Lines, Inc., Term Loan B1	4.000%	10/18/18	Ba1	9,978,541
1,985	Delta Air Lines, Inc., Term Loan B2	3.250%	4/18/16	Ba1	1,995,989
4,500	US Airways, Inc., Term Loan B1	4.250%	5/23/19	BB-	4,513,662
20,894	Total Airlines				21,013,413
	Auto Components – 2.2% (1.5% of Total Investments)
9,182	Federal-Mogul Corporation, Tranche B, Term Loan	2.118%	12/29/14	B1	9,102,969
5,840	Federal-Mogul Corporation, Tranche C, Term Loan	2.118%	12/28/15	B1	5,790,248
15,022	Total Auto Components				14,893,217
	Biotechnology – 0.7% (0.5% of Total Investments)
4,490	Grifols, Inc., Term Loan	4.250%	6/01/17	Ba1	4,530,875
	Building Products – 0.4% (0.3% of Total Investments)
3,000	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	3,016,596
	Capital Markets – 2.3% (1.6% of Total Investments)
1,322	American Capital, LTD., Term Loan, First Lien	4.000%	8/22/16	BB-	1,328,007
2,859	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,864,000
3,000	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	3,018,000
8,295	Walter Investment Management Corporation, Tranche B, Term Loan	5.750%	11/28/17	B+	8,391,786
15,476	Total Capital Markets				15,601,793
	Chemicals – 1.5% (1.0% of Total Investments)
3,370	Ineos US Finance LLC, Term Loan, First Lien	4.000%	5/04/18	BB-	3,385,684
2,481	PQ Corporation, Term Loan, First Lien	4.500%	8/07/17	B+	2,502,296
4,334	Univar, Inc., Term Loan	5.000%	6/30/17	B+	4,270,761
10,185	Total Chemicals				10,158,741
	Commercial Services & Supplies – 2.6% (1.8% of Total Investments)
3,729	Aramark Corporation, Term Loan, Tranche D	4.000%	9/09/19	BB-	3,745,463
671	Brand Energy & Infrastructure Services, Inc., Canadian Tranche 1, Term Loan	6.250%	10/23/18	B2	673,663
2,500	Brand Energy & Infrastructure Services, Inc., Term Loan, Second Lien	11.000%	10/23/19	CCC+	2,554,168
2,794	Brand Energy & Infrastructure Services, Inc., Term Loan	6.250%	10/23/18	B	2,806,929
572	Brickman Group Holdings, Inc., Tranche B2, Term Loan	3.259%	10/14/16	B+	575,367
722	Brickman Group Holdings, Inc., Tranche B3, Term Loan	4.000%	9/28/18	B+	726,810
2,625	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B2	2,630,834
3,456	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	3,465,124
985	Houghton Mifflin, Term Loan	5.250%	5/22/18	B2	993,003
56	Vertrue Inc., Term Loan, First Lien	15.000%	2/04/18	N/R	56,368
18,110	Total Commercial Services & Supplies				18,227,729
	Communications Equipment – 1.9% (1.4% of Total Investments)
3,226	Alcatel-Lucent, Inc., Term Loan C	5.750%	1/30/19	B+	3,278,422
3,000	Avaya, Inc., Term Loan B3	4.762%	10/26/17	B1	2,782,083
5,167	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB-	5,200,575
2,168	Riverbed Technology, Inc., Term Loan	4.000%	12/18/19	BBB-	2,186,845
13,561	Total Communications Equipment				13,447,925
	Computers & Peripherals – 2.9% (2.0% of Total Investments)
18,000	Dell, Inc., Term Loan B, DD1	4.500%	3/24/20	BB+	17,917,884
2,382	SunGard Data Systems, Inc., Term Loan D	4.500%	1/31/20	BB	2,402,326
20,382	Total Computers & Peripherals				20,320,210
	Consumer Finance – 0.7% (0.5% of Total Investments)
4,701	Royalty Pharma Finance Trust, Incremental Term Loan	4.000%	11/09/18	Baa2	4,728,618
	Containers & Packaging – 0.4% (0.3% of Total Investments)
2,929	Reynolds Group Holdings, Inc., Term Loan	4.750%	9/28/18	B+	2,956,525
	Distributors – 1.6% (1.1% of Total Investments)
10,925	HD Supply, Inc., Term Loan B	4.500%	10/12/17	B+	10,995,053
	Diversified Consumer Services – 5.0% (3.5% of Total Investments)
4,393	Cengage Learning Acquisitions, Inc., Term Loan, (5)	4.750%	7/03/14	D	3,214,489
3,299	Ceridian Corporation, New Replacement Term Loan	4.420%	8/14/15	B1	3,317,481
18,000	Hilton Hotels Corporation, Term Loan B2	4.000%	10/26/20	BB	18,124,884
3,920	Laureate Education, Inc., Term Loan B	5.000%	6/16/18	B1	3,951,087
858	Pinnacle Entertainment, Term Loan B1	3.750%	8/15/16	BB+	861,573
1,995	Pinnacle Entertainment, Term Loan B2	3.750%	8/13/20	BB+	1,999,156
3,000	Spotless Holdings, SAS, Term Loan, First Lien	5.000%	10/02/18	B1	3,018,750
35,465	Total Diversified Consumer Services				34,487,420
	Diversified Financial Services – 3.0% (2.1% of Total Investments)
3,491	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB-	3,539,255
5,224	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B1	5,288,394
11,765	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	B1	11,870,035
20,480	Total Diversified Financial Services				20,697,684
	Diversified Other – 0.3% (0.2% of Total Investments)
1,865	Rexnord LLC, Term Loan B	4.000%	8/21/20	B+	1,869,962
	Diversified Telecommunication Services – 0.3% (0.2% of Total Investments)
1,811	Intelsat Jackson Holdings, Ltd., Term Loan B1	4.250%	4/02/18	BB-	1,823,112
	Electronic Equipment & Instruments – 0.6% (0.4% of Total Investments)
5,280	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	4,464,768
	Food & Staples Retailing – 2.4% (1.7% of Total Investments)
2,000	Albertson’s LLC, Delayed Draw, Term Loan B, (WI/DD)	TBD	TBD	BB-	2,003,126
1,806	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	1,812,696
1,179	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	1,182,764
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B	1,539,063
1,675	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,693,844
3,182	Supervalu, Inc., New Term Loan B	5.000%	3/21/19	B+	3,206,374
5,700	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B	5,301,000
17,042	Total Food & Staples Retailing				16,738,867
	Food Products – 6.4% (4.5% of Total Investments)
3,970	AdvancePierre Foods, Inc., Term Loan, First Lien	5.750%	7/10/17	B1	4,001,430
1,800	AdvancePierre Foods, Inc., Term Loan, Second Lien	9.500%	10/10/17	CCC+	1,829,250
1,283	BJ’s Wholesale Club, Inc., Term Loan, First Lien	4.250%	9/26/19	B-	1,285,842
296	Ferrara Candy Company, Term Loan B	7.500%	6/18/18	B	284,185
12,369	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	12,476,474
4,477	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	4,515,101
2,985	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	2,985,266
17,136	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	17,180,702
44,316	Total Food Products				44,558,250
	Health Care Equipment & Supplies – 3.3% (2.3% of Total Investments)
1,995	Biomet, Inc., Term Loan B2	3.690%	7/25/17	BB-	2,012,450
1,883	Hologic, Inc., Refinancing Term Loan, Tranche B	3.750%	8/01/19	BBB-	1,896,181
500	Kinetic Concepts, Inc., Incremental Term Loan D1	4.500%	5/04/18	Ba3	504,687
9,826	Kinetic Concepts, Inc., Term Loan D1	4.500%	5/04/18	BB-	9,917,929
5,925	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	5,991,656
2,625	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	2,641,406
22,754	Total Health Care Equipment & Supplies				22,964,309
	Health Care Providers & Services – 8.7% (6.0% of Total Investments)
5,985	Apria Healthcare Group, Inc., Term Loan, First Lien	6.750%	4/06/20	BB-	6,058,514
1,403	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,412,168
2,031	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	B	2,010,938
9,925	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	9,992,351
1,524	Genesis Healthcare LLC, Term Loan	10.002%	12/04/17	B+	1,560,620
13,529	Golden Living, Term Loan	5.000%	5/04/18	B	13,088,989
1,325	HCA, Inc., Tranche B5, Term Loan	2.998%	3/31/17	BB	1,329,536
2,902	Health Management Associates, Inc., Replacement Term Loan B	3.500%	11/16/18	BB-	2,906,960
2,978	Heartland Dental Care, Inc., Term Loan, First Lien	6.250%	12/21/18	Ba3	3,007,275
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/20/19	CCC+	2,038,750
2,586	Kindred Healthcare, Inc., Term Loan B1	4.250%	6/01/18	Ba3	2,591,048
1,843	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,769,600
3,959	National Mentor Holdings, Inc., Term Loan B	6.500%	2/09/17	B+	3,996,539
310	Select Medical Corporation, Term Loan B	4.001%	6/01/18	Ba2	311,952
4,938	Sheridan Holdings, Inc., Term Loan, First Lien	4.500%	6/29/18	B+	4,959,290
1,750	Sheridan Holdings, Inc., Term Loan, Second Lien	9.000%	7/01/19	B-	1,766,770
1,190	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B	1,190,597
60,178	Total Health Care Providers & Services				59,991,897
	Hotels, Restaurants & Leisure – 5.2% (3.6% of Total Investments)
4,838	24 Hour Fitness Worldwide, Inc., Term Loan B	5.250%	4/22/16	Ba3	4,888,359
2,027	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB-	2,050,921
5,095	Caesars Entertainment Operating Company, Inc., Term Loan B6, DD1	5.488%	1/28/18	B-	4,794,583
1,678	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	1,694,574
3,000	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	BB-	3,029,688
4,888	Landry’s Restaurants, Inc., Term Loan B	4.750%	4/24/18	BB-	4,932,304
2,978	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	2,981,532
4,000	Scientific Games Corporation, Term Loan B	4.250%	10/18/20	Ba2	4,011,072
3,419	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB-	3,395,691
3,980	Station Casino LLC, Term Loan B	5.000%	3/02/20	B1	4,020,612
35,903	Total Hotels, Restaurants & Leisure				35,799,336
	Household Durables – 1.3% (0.9% of Total Investments)
2,687	AOT Bedding Super Holdings LLC, Term Loan B	5.000%	10/01/19	B+	2,710,905
1,190	Spectrum Brands, Inc., Term Loan	4.504%	12/17/19	BB	1,196,442
3,334	Sun Products Corporation, Term Loan	5.500%	3/23/20	B1	3,219,962
2,114	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	2,112,887
9,325	Total Household Durables				9,240,196
	Household Products – 0.2% (0.2% of Total Investments)
1,500	Spectrum Brands, Inc., Term Loan A	3.000%	9/04/17	BB	1,503,482
	Industrial Conglomerates – 0.7% (0.5% of Total Investments)
4,473	DuPont Performance Coatings, Dollar Term Loan B	4.750%	2/03/20	B+	4,524,926
	Insurance – 2.1% (1.5% of Total Investments)
4,000	Hub International Holdings, Inc., Term Loan B	4.750%	10/02/20	B1	4,023,752
2,877	Sedgwick Holdings, Inc., Term Loan, First Lien	4.250%	6/12/18	B+	2,889,095
4,466	USI Holdings Corporation, Term Loan B	5.000%	12/27/19	B1	4,493,048
3,325	Vantage Drilling Company, Term Loan B	6.250%	10/25/17	B-	3,344,395
14,668	Total Insurance				14,750,290
	Internet & Catalog Retail – 0.8% (0.6% of Total Investments)
5,459	EIG Investors Corp., Term Loan, First Lien	6.250%	11/09/19	B1	5,490,591
	Internet Software & Services – 1.5% (1.0% of Total Investments)
750	Sabre Inc., Term Loan B2	4.500%	2/19/19	B1	751,870
2,219	Sabre Inc., Term Loan C	4.000%	2/19/18	B1	2,227,467
3,474	Sabre, Inc., Term Loan B	5.250%	2/19/19	B1	3,511,590
3,561	SSI Investments II, Ltd., New Term Loan	5.000%	5/26/17	Ba3	3,583,748
10,004	Total Internet Software & Services				10,074,675
	IT Services – 2.6% (1.8% of Total Investments)
3,137	CompuCom Systems, Inc., Term Loan B	4.250%	5/09/20	B1	3,146,505
2,500	EIG Investors Corp., Term Loan, Second Lien	10.250%	5/09/20	CCC+	2,540,625
918	SRA International, Term Loan	6.500%	7/20/18	B1	904,041
406	SunGard Data Systems, Inc., Term Loan B	1.920%	2/28/14	BB	406,525
2,985	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	3,014,384
2,317	VFH Parent LLC, Term Loan B	5.775%	7/08/16	N/R	2,337,072
5,333	Zayo Group LLC, Term Loan B	4.500%	7/02/19	B1	5,367,497
17,596	Total IT Services				17,716,649
	Leisure Equipment & Products – 1.6% (1.1% of Total Investments)
5,539	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	5,569,726
3,234	Equinox Holdings, Inc., New Initial Term Loan B	4.501%	1/31/20	B1	3,262,045
1,500	Four Seasons Holdings, Inc., Term Loan, First Lien	4.250%	6/27/20	BB-	1,516,874
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	1,030,000
11,273	Total Leisure Equipment & Products				11,378,645
	Machinery – 0.3% (0.2% of Total Investments)
1,875	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	1,878,090
	Media – 9.7% (6.8% of Total Investments)
819	Cengage Learning Acquisitions, Inc., Tranche B, Extended Term Loan, (5)	7.750%	7/04/17	D	598,638
1,997	Clear Channel Communications, Inc., Tranche D, Term Loan	6.918%	1/30/19	CCC+	1,914,875
4,503	Cumulus Media, Inc., Term Loan, Second Lien	7.500%	9/16/19	B3	4,622,743
2,992	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB-	3,016,192
746	EMI Music Publishing LLC, Term Loan B	4.250%	6/29/18	BB-	752,151
950	FoxCo Acquisition Sub LLC, Initial Term Loan	5.500%	7/14/17	B	955,550
2,165	Interactive Data Corporation, Term Loan	3.750%	1/31/18	Ba3	2,169,868
2,985	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	3,003,656
3,980	McGraw-Hill Education Holdings LLC, Term Loan	9.000%	3/22/19	B2	4,053,383
3,000	Media General, Inc., Delayed Draw, Term Loan, (6)	3.250%	7/31/20	BB-	3,018,750
1,980	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	Ba3	1,983,697
3,941	Radio One, Inc., Term Loan B, First Lien	7.500%	2/14/17	B+	4,047,261
3,000	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	3,003,750
6,287	Tribune Company, Exit Term Loan B	4.000%	12/31/19	BB+	6,299,204
17,893	Univision Communications, Inc., Term Loan C1	4.500%	3/01/20	B+	17,979,313
3,000	UPC Broadband Holding BV, Term Loan AF	4.000%	1/31/21	BB-	3,024,375
2,000	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	1,992,916
1,000	Virgin Media Investment Holdings, Term Loan B	3.500%	6/08/20	BB-	1,000,694
750	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	771,562
2,034	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	BB-	2,036,072
4,565	Yell Group PLC, Term Loan, (5)	3.915%	7/31/14	N/R	1,018,532
70,587	Total Media				67,263,182
	Multiline Retail – 0.7% (0.5% of Total Investments)
5,000	Hudson’s Bay Company, Term Loan B, First Lien, (WI/DD)	TBD	TBD	BB	5,072,500
	Multi-Utilities – 0.1% (0.1% of Total Investments)
990	ADS Waste Holdings, Inc., Term Loan B	4.250%	8/05/19	B+	997,534
	Oil, Gas & Consumable Fuels – 6.2% (4.3% of Total Investments)
2,717	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	2,783,475
6,983	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	7,106,879
169	Energy Transfer Partners LP, Term Loan B	3.750%	3/24/17	BB	169,852
1,667	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	1,670,982
3,000	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	3,027,177
5,000	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	5,097,395
1,341	Frac Tech International LLC, Term Loan	8.500%	5/06/16	B3	1,331,805
6,000	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	6,045,000
2,992	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	3,014,570
3,500	Peabody Energy Corporation, Term Loan B	4.250%	9/24/20	BB+	3,489,062
2,736	Rice Drilling LLC., Term Loan, Second Lien	8.500%	10/25/18	N/R	2,780,714
2,500	Samson Investment Company, Initial Term Loan, Second Lien	6.000%	9/25/18	B1	2,525,782
1,990	Saxon Energy Services, Inc., Term Loan	5.500%	2/13/19	Ba3	2,001,442
2,000	Shelf Drilling Holdings LTD., Term Loan	10.000%	10/07/18	B+	2,027,500
42,595	Total Oil, Gas & Consumable Fuels				43,071,635
	Personal Products – 0.1% (0.0% of Total Investments)
417	Prestige Brands, Inc., Term Loan B1	3.779%	1/31/19	BB-	420,358
	Pharmaceuticals – 7.2% (5.1% of Total Investments)
1,219	BioScrip, Inc., Term Loan B	6.500%	7/31/20	B	1,206,562
2,628	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	2,649,356
1,596	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B+	1,608,635
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	8.739%	5/03/13	N/R	168,750
51	Graceway Pharmaceuticals LLC, Term Loan, (5)	7.000%	5/03/12	N/R	55,934
3,630	Par Pharmaceutical Companies, Inc., Additional Term Loan B1	4.250%	9/30/19	B+	3,645,479
5,892	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.250%	12/01/18	Ba3	5,941,302
4,750	Pharmaceutical Research Associates, Inc., Term Loan B	5.000%	9/23/20	B1	4,765,338
7,972	Quintiles Transnational Corp., Term Loan B2	4.000%	6/08/18	BB-	8,011,558
3,474	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	3,480,263
13,562	Valeant Pharmaceuticals International, Inc., Term Loan E	4.500%	8/05/20	Ba1	13,759,160
4,876	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	4,923,142
55,275	Total Pharmaceuticals				50,215,479
	Real Estate Investment Trust – 1.8% (1.2% of Total Investments)
3,000	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	3,097,500
5,027	iStar Financial, Inc., Term Loan, DD1	4.500%	10/15/17	BB-	5,061,247
3,980	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	3,986,635
12,007	Total Real Estate Investment Trust				12,145,382
	Real Estate Management & Development – 1.7% (1.2% of Total Investments)
6,652	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	6,695,792
4,975	Realogy Corporation, Term Loan B	4.500%	3/05/20	BB-	5,032,004
11,627	Total Real Estate Management & Development				11,727,796
	Road & Rail – 0.6% (0.4% of Total Investments)
3,910	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	BB	3,942,355
	Semiconductors & Equipment – 2.5% (1.8% of Total Investments)
3,980	Freescale Semiconductor, Inc., Term Loan, Tranche B4	5.000%	2/28/20	B1	4,021,770
3,000	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	3,033,750
2,978	NXP Semiconductor LLC, Incremental Term Loan C	4.750%	1/10/20	Ba3	3,017,976
5,844	NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	Ba3	5,921,830
1,443	Spansion LLC, Term Loan B	5.250%	12/13/18	BB+	1,456,491
17,245	Total Semiconductors & Equipment				17,451,817
	Software – 8.9% (6.2% of Total Investments)
1,500	Activision Blizzard, Inc., Term Loan B	3.250%	10/12/20	BBB	1,506,294
6,004	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	6,064,321
2,949	Blackboard, Inc., Term Loan B2	6.250%	10/04/18	B+	2,973,202
3,000	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	3,034,374
3,437	Datatel Parent Corp, Term Loan B	4.500%	7/19/18	B+	3,468,795
4,803	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	4,824,515
652	Epicor Software Corporation, Term Loan, B1	4.500%	5/16/18	Ba3	656,873
1,980	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,989,938
1,747	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,742,474
13,923	Infor Enterprise Applications, Term Loan B	5.250%	4/05/18	Ba3	14,053,058
4,207	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	4,123,687
8,500	IPC Systems, Inc., Term Loan, Second Lien	5.418%	6/01/15	CCC	7,288,750
6,435	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	Ba3	6,492,308
1,985	RedPrairie Corporation, Term Loan, First Lien	6.750%	12/21/18	B+	2,005,735
1,404	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B1	3.500%	6/07/19	BB	1,409,965
145	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B2	3.500%	6/07/19	BB	145,828
62,671	Total Software				61,780,117
	Specialty Retail – 1.7% (1.2% of Total Investments)
1,596	Charlotte Russe, Inc., Initial Term Loan	6.750%	5/22/19	B2	1,566,075
3,630	Collective Brands, Inc., Term Loan B	7.250%	10/09/19	B	3,642,165
415	J Crew Group, Term Loan B1	4.000%	3/07/18	B1	416,509
3,792	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	3,795,876
2,188	Petco Animal Supplies, Inc., Term Loan B	4.000%	11/24/17	Ba3	2,200,092
11,621	Total Specialty Retail				11,620,717
	Wireless Telecommunication Services – 3.6% (2.5% of Total Investments)
9,976	Asurion LLC, Term Loan B1	4.500%	5/24/19	Ba2	9,984,470
7,334	Clear Channel Communications, Inc., Tranche B, Term Loan, DD1	3.818%	1/29/16	CCC+	7,131,496
4,975	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	5,078,385
990	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	970,398
1,850	Presidio, Inc., New Term Loan	5.750%	3/31/17	Ba3	1,855,758
25,125	Total Wireless Telecommunication Services				25,020,507
$ 782,850	Total Variable Rate Senior Loan Interests (cost $771,569,925)				773,439,910

Shares	Description (1)				Value
	Common Stocks – 4.6% (3.2% of Total Investments)
	Building Products – 2.1% (1.5% of Total Investments)
301,905	Masonite International Corporation, (7)				$ 14,748,059
	Hotels, Restaurants & Leisure – 0.2% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (7), (8)				898,626
2,670	Buffets Term Loan, (7), (8)				12,683
	Total Hotels, Restaurants & Leisure				911,309
	Media – 2.3% (1.6% of Total Investments)
195,588	Metro-Goldwyn-Mayer, (7), (8)				12,065,335
57,088	Tribune Company, (7)				3,822,042
45,942	Tribune Company, (9)				-
	Total Media				15,887,377
	Professional Services – 0.0% (0.0% of Total Investments)
47,152	Vertrue, Inc., (7), (8)				28,291
	Total Common Stocks (cost $30,437,546)				31,575,036

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Convertible Bonds – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$ 850	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$ 839,375
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	N/R	986,250
$ 1,850	Total Convertible Bonds (cost $1,563,750)				1,825,625

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 14.5% (10.1% of Total Investments)
	Commercial Services & Supplies – 0.5% (0.4% of Total Investments)
$ 1,000	Ceridian Corporation	11.250%	11/15/15	CCC	$ 1,006,250
1,631	Harland Clarke Holdings	9.500%	5/15/15	B-	1,635,078
1,000	Tervita Corporation, 144A	8.000%	11/15/18	B2	1,040,000
3,631	Total Commercial Services & Supplies				3,681,328
	Communications Equipment – 0.7% (0.5% of Total Investments)
4,000	Nortel Networks Limited, (5)	0.000%	7/15/11	N/R	4,210,000
650	Nortel Networks Limited, (5)	10.750%	7/15/16	N/R	747,500
4,650	Total Communications Equipment				4,957,500
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
700	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	735,000
	Diversified Telecommunication Services – 1.8% (1.3% of Total Investments)
1,500	Consolidated Communications Finance Company	10.875%	6/01/20	B-	1,740,000
4,000	IntelSat Limited, 144A	7.750%	6/01/21	CCC+	4,220,000
1,050	IntelSat Limited	8.125%	6/01/23	CCC+	1,110,375
4,611	Level 3 Communications Inc.	11.875%	2/01/19	B-	5,348,760
11,161	Total Diversified Telecommunication Services				12,419,135
	Health Care Equipment & Supplies – 0.5% (0.4% of Total Investments)
3,250	Kinetic Concepts	10.500%	11/01/18	B-	3,664,375
	Health Care Providers & Services – 1.0% (0.7% of Total Investments)
3,750	HCA Inc.	8.500%	4/15/19	BB+	4,026,563
725	HCA Inc.	7.250%	9/15/20	BB+	794,781
1,200	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,272,000
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,133,750
6,675	Total Health Care Providers & Services				7,227,094
	Household Products – 0.9% (0.6% of Total Investments)
5,750	Reynolds Group	9.875%	8/15/19	CCC+	6,360,938
	IT Services – 0.5% (0.3% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	3,228,750
	Machinery – 0.3% (0.2% of Total Investments)
2,000	HD Supply Inc.	8.125%	4/15/19	B+	2,235,400
	Media – 3.2% (2.2% of Total Investments)
2,094	Clear Channel Communications, Inc.	11.000%	8/01/16	CCC-	2,026,344
3,700	Clear Channel Communications, Inc.	5.500%	12/15/16	CCC-	3,172,750
6,562	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	6,660,430
7,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	7,556,250
1,875	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	2,025,000
400	WMG Acquisition Group	11.500%	10/01/18	B	462,500
22,131	Total Media				21,903,274
	Oil, Gas & Consumable Fuels – 0.2% (0.1% of Total Investments)
1,000	Offshore Group Investment Limited	7.125%	4/01/23	B-	1,017,500
	Pharmaceuticals – 0.8% (0.6% of Total Investments)
1,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	1,077,500
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	1,087,500
3,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	3,330,000
5,000	Total Pharmaceuticals				5,495,000
	Road & Rail – 0.5% (0.3% of Total Investments)
1,200	Avis Budget Car Rental	2.764%	5/15/14	B+	1,200,010
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B+	2,240,000
3,200	Total Road & Rail				3,440,010
	Semiconductors & Equipment – 0.9% (0.6% of Total Investments)
2,800	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	2,800,000
3,168	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	3,072,960
5,968	Total Semiconductors & Equipment				5,872,960
	Software – 0.6% (0.4% of Total Investments)
1,700	Infor Us Inc.	11.500%	7/15/18	B-	1,972,000
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,118,750
3,575	Total Software				4,090,750
	Wireless Telecommunication Services – 2.0% (1.4% of Total Investments)
750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	768,750
3,750	MetroPCS Wireless Inc., 144A	6.250%	4/01/21	BB	3,923,438
8,250	Sprint Corporation, 144A	7.875%	9/15/23	BB-	8,951,250
12,750	Total Wireless Telecommunication Services				13,643,438
$ 94,441	Total Corporate Bonds (cost $93,175,373)				99,972,452

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Asset-Backed Securities – 4.9% (3.4% of Total Investments)
$ 2,500	BlueMountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.742%	7/20/23	BB	$ 2,366,750
1,200	BlueMountain Collateralized Loan Obligation, Series 2012-2A E14	5.364%	11/20/24	BB	1,113,547
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A E	5.246%	4/18/25	BB	459,982
1,750	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.870%	7/15/25	BB	1,589,233
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	5.300%	12/24/23	BB	925,669
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.644%	1/15/23	BB	1,342,196
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.762%	11/22/22	BB	1,423,866
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.244%	4/15/24	BB	449,209
3,000	LCM Limited Partnership, Collateralized Loan Obligations, 144A	5.994%	4/15/22	BB	2,916,192
1,500	LCM Limited Partnership, Collateralized Loan Obligations	5.392%	4/19/22	BB	1,390,665
2,700	LCM Limited Partnership Series 2012A, 144A	5.992%	10/19/22	BB	2,595,132
1,500	Madison Park Funding Limited, Series 2012-10A	5.492%	1/20/25	BB	1,441,137
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.591%	4/22/22	BB	1,428,561
500	North End CLO Limited, Loan Pool, 144A	4.829%	7/17/25	BB	445,843
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A	5.346%	1/18/24	BB-	693,820
3,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.764%	5/15/23	BB	2,954,973
800	Oak Hill Credit Partners Series 2013-9A, (9)	1.000%	10/20/25	BB-	741,680
3,360	Oak Hill Credit Partners, Series 2012-7A	5.264%	11/20/23	BB	3,103,313
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.266%	11/08/24	BB-	2,782,752
1,000	Race Point Collateralized Loan Obligations, Series 2011-5A, 144A	6.754%	12/15/22	BB	1,000,015
3,000	Race Point Collateralized Loan Obligations, Series 2012-6A, 144A	5.762%	5/24/23	BB	2,890,854
$ 36,060	Total Asset-Backed Securities (cost $31,753,501)				34,055,389

Shares	Description (1), (10)				Value
	Investment Companies – 1.8% (1.3% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$ 5,616,248
968,586	Eaton Vance Senior Income Trust				6,906,018
	Total Investment Companies (cost $11,981,509)				12,522,266
	Total Long-Term Investments (cost $940,481,604)				953,390,678

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 5.4% (3.8% of Total Investments)
$ 37,609	Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/31/13, repurchase price $37,609,379, collateralized by $38,555,000 U.S. Treasury Notes, 0.250%, due 4/15/16, value $38,362,225	0.000%	11/01/13		$ 37,609,379
	Total Short-Term Investments (cost $37,609,379)				37,609,379
	Total Investments (cost $978,090,983) – 143.2%				991,000,057
	Borrowings – (42.6)% (11), (12)				(295,200,000)
	Other Assets Less Liabilities – (0.6)% (13)				(3,595,060)
	Net Assets Applicable to Common Shares – 100%				$692,204,997

Investments in Derivatives as of October 31, 2013

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (13)
Goldman Sachs	$49,435,000	Receive	1-Month USD-LIBOR	1.300%	Monthly	4/20/14	$ (275,244)
Morgan Stanley	49,435,000	Receive	1-Month USD-LIBOR	2.201	Monthly	4/20/16	(2,153,447)
	$98,870,000						$ (2,428,691)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 — Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3		Total
	Long-Term Investments:
	Variable Rate Senior Loan Interests	$—	$773,439,910	$—		$773,439,910
	Common Stocks	18,570,101	13,004,935	—	*	31,575,036
	Convertible Bonds	—	1,825,625	—		1,825,625
	Corporate Bonds	—	99,972,452	—		99,972,452
	Asset-Backed Securities	—	33,313,709	741,680		34,055,389
	Investment Companies	12,522,266	—	—		12,522,266
	Short-Term Investments:
	Repurchase Agreements	—	37,609,379	—		37,609,379
	Derivatives:
	Interest Rate Swaps**	—	(2,428,691)	—		(2,428,691)
	Total	$31,092,367	$956,737,319	$741,680		$988,571,366

*Value equals zero as of the end of the reporting period.

**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of October 31, 2013, the cost of investments (excluding investments in derivatives) was $978,408,083.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of October 31, 2013, were as follows:

	Gross unrealized:
	Appreciation					$26,187,731
	Depreciation					(13,595,757)

	Net unrealized appreciation (depreciation) of investments					$12,591,974

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of October 31, 2013, the Fund had unfunded senior loan commitments outstanding of $3,000,000.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(9)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(10)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(11)	Borrowings as a percentage of Total Investments is 29.8%.

(12)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

(13)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  December 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  December 30, 2013